Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash and cash equivalents	$ 37,500,931	$ 9,123,617	$ 3,603,390
Trade and other receivables	294,717	169,088	413,268
Other assets	83,960	36,090	36,262
Inventory			183,159
Total current assets	37,879,608	9,328,795	4,236,079
Total assets	37,879,608	9,328,795	4,236,079
Current liabilities
Trade and other payables	2,010,533	755,049	955,006
Other liabilities			116,645
Total current liabilities	2,010,533	755,049	1,071,651
Total liabilities	2,010,533	755,049	1,071,651
Net assets	35,869,075	8,573,746	3,164,428
Equity
Issued capital	86,586,794	45,852,107	34,192,043
Reserves	8,077,191	6,612,641	1,490,588
Accumulated losses	(58,794,910)	(43,891,002)	(32,518,203)
Net equity	$ 35,869,075	$ 8,573,746	$ 3,164,428